Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2023-FL10 Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”)

Franklin BSP Realty Trust, Inc.

J.P. Morgan Securities LLC

Barclays Capital Inc.

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	BSPRT 2023-FL10 Issuer, LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information as of 8 September 2023 with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes ( as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst and Young LLP

8 September 2023

Attachment A Page 1 of 26

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer of the securitization transaction will primarily consist of 29 mortgage loans and/or senior participation(s) of mortgage loans (the “Collateral Interests”), each secured by a first-lien mortgage or deed-of-trust on one or more properties (the “Mortgaged Properties”),
b.	The Collateral Interests are comprised of:
i.	27 floating rate mortgage loans and/or senior participation(s) of mortgage loans (the “Floating Rate Mortgage Loans”) and
ii.	Two fixed rate mortgage loans and/or senior participation(s) of mortgage loans (the “Fixed Rate Mortgage Loans”),
c.	With respect to eight Collateral Interests, there exists one or more related fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the settlement date of the securitization transaction (the “Settlement Date”),
d.	With respect to none of the Collateral Interests, there exists one or more related fully funded junior participation interests (the “Junior Participations”) which will not be assets of the Issuer as of the Settlement Date,
e.	With respect to 14 Collateral Interests, there exists one or more related pari-passu interests that are unfunded (the “Future Funding Participations”) which will not be assets of the Issuer as of the Settlement Date and which evidence the amount of certain future advances which may be made subsequent to the date hereof and
f.	With respect to eight Collateral Interests, there exists one or more related mezzanine loans (the “Subordinate Debt”) which will not be assets of the Issuer as of the Settlement Date.

For the purpose of the procedures described in this report:

a.	Each Collateral Interest, together with the corresponding Non-Trust Pari Passu Participation(s) and/or Junior Participation(s), if any, is hereinafter referred to as the “Mortgage Loan,”
b.	Each Mortgage Loan, together with the corresponding Future Funding Participation(s), if any, is hereinafter referred to as the “Mortgage Loan Commitment” and
c.	Each Mortgage Loan, together with the corresponding Subordinate Debt, if any, is hereinafter referred to as the “Total Debt.”

Attachment A Page 2 of 26

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information as of the corresponding payment date in September 2023 (collectively, the ”Reference Date”) relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Junior Participations, Future Funding Participations, Subordinate Debt, Mortgage Loans, Mortgage Loan Commitments and Total Debt and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Benefit Street, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

Attachment A Page 3 of 26

1. (continued)

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Junior Participations, Future Funding Participations, Subordinate Debt, Mortgage Loans, Mortgage Loan Commitments and Total Debt as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic for the Mortgage Loans, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Initial) and
ii.	Fully Extended Loan Term (Initial)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 26

6.	Using the:
a.	Seasoning (months),
b.	Original Loan Term (Initial) and
c.	Fully Extended Loan Term (Initial),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For the purpose of comparing the “Initial IO Period” characteristic for any Mortgage Loan which has the “Amortization Type During Initial Term” characteristic as “Interest Only” on the Final Data File (each, an “Interest-Only Mortgage Loan”) (except for the Hotel Shocard Mortgage Loan (as defined herein)), which is described in the succeeding paragraph(s) of this Item), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Initial).” We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Initial IO Period” characteristic for the Hotel Shocard Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “51.”

For the purpose of comparing the “Initial IO Period” characteristic for each IO-Amortizing Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use the number of monthly payment due dates, including any monthly payment date during any Exercised Extension Term(s) (as defined herein), from and including the “First Payment Date,” as shown on the Final Data File, through but excluding the first amortizing monthly payment date, as shown in the related Amortization Schedule (as defined herein) and/or applicable Source Document(s). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Initial IO Period” characteristic for each Amortizing Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use “0.”

8.	Using the:
a.	Initial IO Period and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Initial IO Period (Remaining)” of each Mortgage Loan (except for the Hotel Shocard Mortgage Loan, which is described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Initial IO Period (Remaining)” characteristic for the Hotel Shocard Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “8.”

Attachment A Page 5 of 26

9.	Using the sum of the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Mortgage Loan Initial Unfunded Future Funding Amount ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Commitment Original Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Commitment Original Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Subordinate Debt Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Total Debt Cut-off Date Balance ($)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for each Mortgage Loan with a “Subordinate Debt Cut-off Date Balance ($)” of “NAP,” as shown on the Final Data File.

11.	For the purpose of comparing the “Collateral Interest Balloon Balance ($)” characteristic for any Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File.

For the purpose of comparing the “Collateral Interest Balloon Balance ($)” characteristic for any Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Balloon Balance ($)” as the product of the:

a.	Mortgage Loan Balloon Balance ($) and
b.	The quotient of the:
i.	Collateral Interest Cut-off Date Balance ($) divided by
ii.	Sum of the:
a)	Mortgage Loan Cut-off Date Balance ($) and
b)	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Collateral Interest Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 26
12.	For the purpose of comparing the “Junior Participation Balloon Payment ($)” for any Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Junior Participation Cut-off Date Balance,” as shown on the Final Data File.

For the purpose of comparing the “Junior Participation Balloon Payment ($)” for any Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Junior Participation Balloon Payment ($)” as the product of the:

a.	Mortgage Loan Balloon Balance ($) and
b.	The quotient of the:
i.	Junior Participation Balloon Payment ($) divided by
ii.	Sum of the:
a)	Mortgage Loan Cut-off Date Balance ($) and
b)	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File.

For the purpose of comparing the “Junior Participation Balloon Payment ($)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for any Mortgage Loan with a “Junior Participation Cut-off Date Balance” of “NAP,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Balloon Balance ($)” of any Interest-Only Mortgage Loan.

For the purpose of comparing the “Mortgage Loan Balloon Balance ($)” characteristic for any Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the value, as shown on the related Amortization Schedule, corresponding to the “Initial Maturity Date or Anticipated Repayment Date,” as shown on the Final Data File.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 26

14.	Using the sum of the:
a.	Mortgage Loan Index Floor and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Floor” for each Mortgage Loan (except for any Fixed Rate Mortgage Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Mortgage Loan Rate Floor” characteristic for any Fixed Rate Mortgage Loans, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

15.	Using the sum of the:
a.	Mortgage Loan Index Cap and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Cap” for each Mortgage Loan (except for any Fixed Rate Mortgage Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Mortgage Loan Rate Cap” characteristic for any Fixed Rate Mortgage Loans, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

16.	Using the:
a.	Index and
b.	Index Rounding Factor

as shown on the Final Data File, and the applicable Index Assumption (as defined herein) provided by Benefit Street, on behalf of the Issuer, we recalculated the “Index Rate Assumption” of each Mortgage Loan.

For the purpose of recalculating the “Index Rate Assumption” characteristic for any Floating Rate Loan, Benefit Street, on behalf of the Issuer, instructed us to use:

a.	A SOFR assumption of 5.32883% (the “SOFR Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, and
b.	The SOFR Assumption plus 0.11448% (the “Converted SOFR Assumption,” together with the SOFR Assumption, the “Index Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month CME Term SOFR + 0.11448%,” as shown on the Final Data File.

For the purpose of comparing the “Index Rate Assumption” characteristic for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 26

17.	Using the:
a.	Mortgage Loan Margin,
b.	Collateral Interest Margin,
c.	Junior Participation Cut-off Date Margin,
d.	Subordinate Debt Margin,
e.	Mortgage Loan Index Floor,
f.	Subordinate Debt Floor and
g.	Index Rate Assumption,

as applicable, as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Cut-off Date Interest Rate,
ii.	Collateral Interest Cut-off Date Interest Rate,
iii.	Junior Participation Cut-off Date Interest Rate and
iv.	Subordinate Debt Interest Rate

of each Mortgage Loan.

For the purpose of recalculating the characteristics listed in i. through iv. above, Benefit Street, on behalf of the Issuer, instructed us to ignore any references to “Adjusted LIBOR Rate,” “Adjusted SOFR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date“ and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iii. above for any Floating Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Margin,” “Collateral Interest Margin” or “Junior Participation Cut-off Date Margin,” as applicable, and the greater of the:

a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File.

For the purpose of recalculating the “Subordinate Debt Interest Rate” for any Floating Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the greater of the:

a.	Sum of the:
i.	Subordinate Debt Margin and
ii.	Index Rate Assumption and
b.	Subordinate Debt Floor,

as shown on the Final Data File.

For the purpose of comparing the “Junior Participation Cut-off Date Interest Rate” and “Subordinate Debt Interest Rate” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for any Mortgage Loan with a “Junior Participation Cut-off Date Margin” or “Subordinate Debt Margin” of “NAP,” as applicable, as shown on the Final Data File.

Attachment A Page 9 of 26

17. (continued)

For the purpose of comparing the characteristics listed in i. through iii. above for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s).

For the purpose of comparing the “Mortgage Loan Cut-off Date Interest Rate” and “Collateral Interest Cut-off Date Interest Rate” characteristics for the Country Court Village MHP Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use “5.500%.”

For the purpose of comparing the “Subordinate Debt Interest Rate” characteristic for any Mortgage Loan which has the “Subordinate Debt Rate Type” of “fixed,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s).

For the purpose of comparing the “Subordinate Debt Interest Rate” characteristic for the Grand Cypress & Palacio Apartments Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use “15.000%,” as shown in the applicable Source Document(s).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Collateral Interest Cut-off Date Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Collateral Interest Cut-off Date Interest Rate,
d.	Mortgage Loan Cut-off Date Interest Rate and
e.	Interest Accrual Basis,

as applicable, as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Annual Debt Service Payment (IO) ($),
ii.	Mortgage Loan Annual Debt Service Payment (IO) ($),

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as 12 times the product of:

a.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Collateral Interest Cut-off Date Interest Rate,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

Attachment A Page 10 of 26

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as 12 times the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

For the purpose of comparing the characteristics listed in i. and ii. above, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for any Mortgage Loan with an “Initial IO Period (Remaining)” of “0,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Mortgage Loan Cut-off Date Interest Rate,
f.	Collateral Interest Cut-off Date Interest Rate,
g.	Subordinate Debt Interest Rate,
h.	Interest Accrual Basis,
i.	Subordinate Debt Accrual and
j.	Subordinate Debt (Y/N)

as applicable, as shown on the Final Data File, the Amortization Schedules for any Floating Rate Mortgage Loan which has an “Amortization Type During Initial Term” characteristic that includes “Interest Only, then amortizing on a fixed payment schedule,” as shown on the Final Data File (each, an “IO-Amortizing Mortgage Loan”), or which has an “Amortization Type During Initial Term” characteristic as “Amortizing on a 20-year schedule” or “Amortizing on a 25-year schedule,” as shown on the Final Data File (each, an “Amortizing Mortgage Loan”), and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($),
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($) and
iv.	Subordinate Debt Annual Debt Service Payment (P&I) ($)

of each Mortgage Loan.

Attachment A Page 11 of 26

19. (continued)

For the purpose of comparing the:

a.	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
b.	Collateral Interest Annual Debt Service Payment (P&I) ($)

characteristics for any Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

i.	Mortgage Loan Annual Debt Service Payment (IO) ($) and
ii.	Collateral Interest Annual Debt Service Payment (IO) ($),

respectively, as shown on the Final Data File.

For the purpose of comparing the “Mortgage Loan Annual Debt Service Payment (P&I) ($)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan and which has an “Original Loan Term (Remaining)” characteristic greater than or equal to 12, as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the next 12 monthly principal and interest payments due after the Reference Date, as shown on the related Amortization Schedule.

For the purpose of comparing the “Mortgage Loan Annual Debt Service Payment (P&I) ($)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan and which has an “Original Loan Term (Remaining)” characteristic less than 12, as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the last 12 monthly principal and interest payments due (some of which have occurred on or prior to the Reference Date) during the current term of the Mortgage Loan, as shown on the related Amortization Schedule.

For the purpose of comparing the “Mortgage Loan Annual Debt Service Payment (P&I) ($)” for any Fixed Rate Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the product of 12 times the stated monthly debt service principal and interest constant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Collateral Interest Annual Debt Service Payment (P&I) ($)” characteristic for any Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (P&I) ($)” as the product of:

a.	The “Mortgage Loan Annual Debt Service Payment (P&I) ($),” as shown on the Final Date File and
b.	The quotient of the:
i.	Collateral Interest Cut-off Date Balance ($), as shown on the Fina Data File, divided by
ii.	Mortgage Loan Cut-off Date Balance ($), as shown on the Final Data File,

rounded to two decimal places.

Attachment A Page 12 of 26

19. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” for each Mortgage Loan with a “Subordinate Debt (Y/N)” characteristic of “Y,” as shown on the Final Data File, as 12 times the product of:

a.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

For the purpose of comparing the “Subordinate Debt Annual Debt Service Payment (P&I) ($),” Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “N,” as shown on the Final Data File.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service Payment (P&I) ($)” of any Interest-Only Mortgage Loan as 12 times the product of:

a.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

For the purpose of comparing the “Mortgage Loan Maturity Annual Debt Service Payment (P&I) ($)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the last 12 monthly principal and interest payments due (some of which have occurred on or prior to the Reference Date) during the current term of the Mortgage Loan, as shown on the related Amortization Schedule.

For the purpose of comparing the “Mortgage Loan Maturity Annual Debt Service Payment (P&I) ($)” for any Fixed Rate Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the product of 12 and the stated monthly debt service principal and interest constant, as shown in the applicable Source Document(s).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 26

20.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Mortgage Loan Rate Cap,
f.	Subordinate Debt Cap,
g.	Interest Accrual Basis and
h.	Subordinate Debt Accrual,

as applicable, as shown on the Final Data File, the Capped Amortization Schedules (as defined herein) for any Floating Rate Mortgage Loan which is an IO-Amortizing Mortgage Loan or Amortizing Mortgage Loan and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (Cap) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (Cap) ($),
iii.	Collateral Interest Annual Debt Service Payment (Cap) ($) and
iv.	Subordinate Debt Annual Debt Service at Cap ($)

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” for any Floating Rate Mortgage Loan that is an Interest-Only Mortgage Loan as 12 times the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

For the purpose of comparing the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan and which has an “Original Loan Term (Remaining)” characteristic greater than or equal to 12, as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the next 12 monthly principal and interest payments due after the Reference Date, as shown on the related Capped Amortization Schedule.

For the purpose of comparing the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan and which has an “Original Loan Term (Remaining)” characteristic less than 12, as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the last 12 monthly principal and interest payments due (some of which have occurred on or prior to the Reference Date) during the current term of the Mortgage Loan, as shown on the related Capped Amortization Schedule.

Attachment A Page 14 of 26

20. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (Cap)” for any Floating Rate Mortgage Loan that is an Interest-Only Mortgage Loan as 12 times the product of:

a.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

For the purpose of comparing the “Mortgage Loan Maturity Annual Debt Service (Cap)” for any Floating Rate Mortgage Loan that is not an Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the last 12 monthly principal and interest payments due (some of which may have occurred on or prior to the Reference Date) during the current term of the Mortgage Loan, as shown on the related Capped Amortization Schedule.

For the purpose of comparing the “Collateral Interest Annual Debt Service Payment (Cap) ($)” characteristic for any Floating Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (Cap) ($)” as the product of:

a.	The “Mortgage Loan Annual Debt Service Payment (Cap) ($),” as shown on the Final Date File,
b.	The quotient of the:
i.	Collateral Interest Cut-off Date Balance ($), as shown on the Final Data File, divided by
ii.	Mortgage Loan Cut-off Date Balance ($), as shown on the Final Data File,

rounded to two decimal places.

For the purpose of comparing the:

a.	Mortgage Loan Annual Debt Service Payment (Cap) ($),
b.	Collateral Interest Annual Debt Service Payment (Cap) ($) and
c.	Mortgage Loan Maturity Annual Debt Service (Cap) ($)

characteristics for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service at Cap ($)” for any Mortgage Loan that does not have the "Subordinate Debt Cap” characteristic as “NAP,” as shown on the Final Data File, as 12 times the product of:

a.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Subordinate Debt Cap,” as shown on the Final Data File,
c.	365/360 and
d.	1/12,

rounded to two decimal places.

Attachment A Page 15 of 26

20. (continued)

For the purpose of comparing the “Subordinate Debt Annual Debt Service at Cap ($) characteristic for any Mortgage Loan with the "Subordinate Debt Cap” characteristic as “NAP,” as shown on the Final Data File,” Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

21.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date As-Is LTV Ratio,
ii.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
iii.	Total Debt Cut-off Date As-Is LTV,
iv.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
v.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item) and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through v. above to the nearest 1/10th of one percent.

For any Mortgage Loan with the “Cross Collateralized and Cross Defaulted Loan Flag” characteristic as “Y” (each such group of Mortgage Loans, a “Crossed Loan Group”), as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through v. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 16 of 26

21. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,

to recalculate the “Mortgage Loan Cut-off Date As-Is LTV Ratio” characteristic for each Mortgage Loan,

b.	Use the sum of the:
i.	Collateral Interest Cut-off Date Balance ($) and
ii.	Pari Passu Funded Amount, if applicable,

as shown on the Final Data File, to recalculate the “Collateral Interest Cut-off Date As-Is LTV Ratio” characteristic for each Mortgage Loan,

c.	Use the “Total Debt Cut-off Date Balance ($),” as shown on the Final Data File,

to recalculate the “Total Debt Cut-off Date As-Is LTV” characteristic for each Mortgage Loan,

d.	Use the “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File, to recalculate the “Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio” characteristic for each Mortgage Loan,
e.	Use the “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File, to recalculate the “Collateral Interest Commitment Maturity Date Stabilized LTV Ratio” characteristic for each Mortgage Loan,
f.	Use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio” and “Collateral Interest Commitment Maturity Date Stabilized LTV Ratio” characteristics for any Mortgage Loan that has the “Stabilized Appraised Value ($)” characteristic as “NAP,” as shown on the Final Data File, and
g.	Use “NAP” for the “Total Debt Cut-off Date As-Is LTV” characteristic for any Mortgage Loan which has the “Subordinate Debt (Y/N)” characteristic as “N,” as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date As-Is LTV Ratio,
b.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
c.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
d.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use “<blank>” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

Attachment A Page 17 of 26

22.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR,
iv.	Mortgage Loan Most Recent NCF DSCR,
v.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR,
ix.	Collateral Interest Underwritten Stabilized NOI DSCR,
x.	Collateral Interest Underwritten Stabilized NCF DSCR,
xi.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
xii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
xiii.	Collateral Interest Appraisal Stabilized NOI DSCR,
xiv.	Collateral Interest Appraisal Stabilized NCF DSCR,
xv.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR,
xvi.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR and
xvii.	Total Debt Cut-off Date UW NCF DSCR

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to two decimal places.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 18 of 26

22. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Annual Debt Service Payment (P&I) ($),” as shown on the Final Data File, to recalculate the:
i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR and
iv.	Mortgage Loan Most Recent NCF DSCR

characteristics for each Mortgage Loan,

b.	Use the lesser of the:
i.	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
ii.	Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable,

as shown on the Final Data File, to recalculate the:

a)	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
b)	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
c)	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR and
d)	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

characteristics for each Mortgage Loan,

c.	Use the lesser of the:
i.	Mortgage Loan Maturity Annual Debt Service (P&I) ($) and
ii.	Mortgage Loan Maturity Annual Debt Service (Cap) ($), if applicable,

as shown on the Final Data File, to recalculate the:

a)	Collateral Interest Underwritten Stabilized NOI DSCR,
b)	Collateral Interest Underwritten Stabilized NCF DSCR,
c)	Collateral Interest Appraisal Stabilized NOI DSCR,
d)	Collateral Interest Appraisal Stabilized NCF DSCR,
e)	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
f)	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
g)	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
h)	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

d.	Use the sum of the:
i.	Lesser of the:
a)	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
b)	Mortgage Loan Annual Debt Service Payment (Cap) ($),

as shown on the Final Data File and

ii.	Lesser of the:
a)	Subordinate Debt Annual Debt Service Payment (P&I) ($) and
b)	Subordinate Debt Annual Debt Service at Cap ($),

as shown on the Final Data File, to recalculate the “Total Debt Cut-off Date UW NCF DSCR” characteristic for each Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “Y,” as shown on the Final Data File,

Attachment A Page 19 of 26

22. (continued)

e.	Use “NAP” for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “N,” as shown on the Final Data File, and to use “<blank>” for any related Underlying Properties,
f.	Use “NAP” for the:
i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR and
iv.	Mortgage Loan Most Recent NCF DSCR

characteristics for any Mortgage Loan with a “Most Recent NOI” or “Most Recent NCF” of “NAP,” as applicable, as shown on the Final Data File,

g.	Use “NAP” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR and
v.	Total Debt Cut-off Date UW NCF DSCR

characteristics for any Mortgage Loan with an “Underwritten NOI ($)” or “Underwritten NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,

h.	Use “NAP” for the:
i.	Collateral Interest Appraisal Stabilized NOI DSCR,
ii.	Collateral Interest Appraisal Stabilized NCF DSCR,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,

i.	Use “1.00x” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR and
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

characteristics for the Mortgage Loans identified on the Final Data File as:

a)	The Oliver,
b)	AKA Foggy Bottom Hotel,
c)	Tides on Westcreek,
d)	River Trails & River Estates,
e)	Solace at Ballpark Village,
f)	Cheslyn Place,
g)	Grand Cypress & Palacio Apartments,
h)	The Banks at Bridgewater & Stepping Stone at Bridgewater,
i)	Brant Point Portfolio,
j)	Legacy Six Forks,
k)	The Point at Caldwell Station,
l)	Alexan Waterloo and
m)	Atlantica at Town Center,

Attachment A Page 20 of 26

22. (continued)

j.	Use “1.00x” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR and
ii.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

characteristics for the Mortgage Loan identified on the Final Data File as “CANE Select Service Hotel Portfolio,”

k.	Use “1.00x” for the:
i.	Collateral Interest Underwritten Stabilized NOI DSCR,
ii.	Collateral Interest Underwritten Stabilized NCF DSCR,
iii.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR and
iv.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

characteristics for the Mortgage Loans identified on the Final Data File as:

a)	Alexan Waterloo,
b)	Atlantica at Town Center,
c)	The Oliver,
d)	The Point at Caldwell Station and
e)	River Trails & River Estates,
l.	Use “1.00x” for the:
i.	Collateral Interest Underwritten Stabilized NCF DSCR and
ii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

characteristics for the Mortgage Loan identified on the Final Data File as “Cheslyn Place,”

m.	Use “1.00x” for the:
i.	Collateral Interest Appraisal Stabilized NOI DSCR,
ii.	Collateral Interest Appraisal Stabilized NCF DSCR,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

characteristics for the Mortgage Loans identified on the Final Data File as:

a)	Atlantica at Town Center,
b)	The Oliver and
c)	The Point at Caldwell Station,
n.	Use “1.00x” for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for the Mortgage Loans identified on the Final Data File as “CANE Select Service Hotel Portfolio and “The Point at Caldwell Station.”

Attachment A Page 21 of 26

22. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Most Recent NOI DSCR,
b.	Collateral Interest Most Recent NCF DSCR,
c.	Mortgage Loan Most Recent NOI DSCR,
d.	Mortgage Loan Most Recent NCF DSCR,
e.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
f.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
g.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
h.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR,
i.	Collateral Interest Underwritten Stabilized NOI DSCR,
j.	Collateral Interest Underwritten Stabilized NCF DSCR,
k.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
l.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
m.	Collateral Interest Appraisal Stabilized NOI DSCR,
n.	Collateral Interest Appraisal Stabilized NCF DSCR,
o.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
p.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through p. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 22 of 26

23.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield,
v.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield,
ix.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
x.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
xi.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
xii.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
xiii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
xiv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
xv.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
xvi.	Collateral Interest Appraisal Stabilized NCF Debt Yield and
xvii.	Total Debt Cut-off Date UW NOI DY

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to the nearest 1/10th of one percent.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 23 of 26

23. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-off Date Balance ($) and
ii.	Pari Passu Funded Amount, if applicable,

as shown on the Final Data File, to recalculate the:

a)	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
b)	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
c)	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield and
d)	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield

characteristics for each Mortgage Loan,

b.	Use the “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File, to recalculate the:
i.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
ii.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
iii.	Collateral Interest Appraisal Stabilized NOI Debt Yield and
iv.	Collateral Interest Appraisal Stabilized NCF Debt Yield

characteristics for each Mortgage Loan,

c.	Use “NAP” for the “Total Debt Cut-off Date UW NOI DY” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “N” or for any Mortgage Loan with the “Underwritten NOI ($)” characteristic or “Underwritten NCF ($)” characteristic as “NAP,” as applicable, as shown on the Final Data File, and to use “<blank>” for any related Underlying Properties,
d.	Use “NAP” for the:
i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield and
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield

characteristics for any Mortgage Loan with the “Most Recent NOI” characteristic or “Most Recent NCF” characteristic as “NAP,” as applicable, as shown on the Final Data File,

e.	Use “0.0%” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield and

characteristics for the Mortgage Loans identified on the Final Data File as:

a)	Atlantica at Town Center,
b)	AKA Foggy Bottom Hotel
c)	Solace at Ballpark Village,
d)	Grand Cypress & Palacio Apartments and
e)	The Point at Caldwell Station,

Attachment A Page 24 of 26

23. (continued)

f.	Use “0.0%” for the “Total Debt Cut-off Date UW NOI DY” characteristic for the Mortgage Loan identified on the Final Data File as “The Point at Caldwell Station.”

g.	Use “NAP” for the:
i.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
ii.	Collateral Interest Appraisal Stabilized NCF Debt Yield,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield

characteristics for any Mortgage Loan with the “Appraisal Stabilized NOI ($)” characteristic or “Appraisal Stabilized NCF ($)” characteristic as “NAP,” as applicable, as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
b.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
c.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
d.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield,
e.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
f.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
g.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
h.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield,
i.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
j.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
k.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
l.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
m.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
n.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
o.	Collateral Interest Appraisal Stabilized NOI Debt Yield and
p.	Collateral Interest Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through p. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 25 of 26

24.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Mortgage Loan Commitment Original Balance / Unit ($),
ii.	Mortgage Loan Cut-off Date Balance / Unit ($) and
iii.	Mortgage Loan Balloon Balance / Unit ($)

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Commitment Original Balance / Unit ($)
b.	Mortgage Loan Cut-off Date Balance / Unit ($),
c.	Mortgage Loan Balloon Balance / Unit ($) and

for the Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

25.	Using the “Collateral Interest Cut-off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “Aggregate Collateral Interest Cut-off Date Balance %” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 26 of 26
26.	Using the:
a.	Initial Prepayment Provision and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Number of Units,
b.	Largest Tenant Square Feet,
c.	2nd Largest Tenant Square Feet,
d.	3rd Largest Tenant Square Feet,
e.	4th Largest Tenant Square Feet and
f.	5th Largest Tenant Square Feet,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant Square Feet %,
ii.	2nd Largest Tenant Square Feet %,
iii.	3rd Largest Tenant Square Feet %,
iv.	4th Largest Tenant Square Feet % and
v.	5th Largest Tenant Square Feet %

of each Mortgaged Property (except for any Mortgaged Properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgaged Property that does not have commercial tenants, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for each of the characteristics listed above.

28.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, an “Affiliated Sponsor (Y/N)”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the Items above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

•     Grand Cypress & Palacio Apartments

•     The Banks at Bridgewater & Stepping Stone at Bridgewater

•     Brant Point Portfolio

•     International Circle Portfolio

•     HI & HIX Jacksonville

•     Castilian Creative Campus

	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Future Funding Participation Cut-off Date Balance ($) and Pari Passu Funded Amount	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “Mortgage Loan Commitment Original Balance ($)” allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)
• CANE Select Service Hotel Portfolio

Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Future Funding Participation Cut-off Date Balance ($) and Pari Passu Funded Amount

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the Total Debt original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)
• Ashburn Portfolio	Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Future Funding Participation Cut-off Date Balance ($) and Pari Passu Funded Amount	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Note:	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
County (see Note 2)	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report or Third Party Market Report
Specific Property Type	Appraisal Report or Third Party Market Report
Year Built (see Note 27)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 28)	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Occupancy (%) (see Note 4)	Underwriting Summary, Borrower Rent Roll or Master Lease Agreement
Occupancy Date (see Note 5)	Underwriting Summary or Borrower Rent Roll
Property Manager	Management Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Hotel Franchise (see Note 14)	Franchise Agreement
Hotel Franchise Expiration Date (see Note 14)	Franchise Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Appraised Value ($) (see Note 29)	Appraisal Report
As-Is Appraisal Valuation Date (see Note 29)	Appraisal Report
Stabilized Appraised Value ($) (see Note 24)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report

Exhibit 2 to Attachment A Page 2 of 27

Third Party Information: (continued)

Characteristic	Source Document(s)

Engineering Report Date (see Note 1)	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 6)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance
Seismic Report Date (see Notes 1 and 8)	Seismic Report
Seismic PML % (see Notes 1 and 8)	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N) (see Notes 1 and 9)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Single-Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Expiration Date (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Expiration Date (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Expiration Date (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Expiration Date (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 27

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Expiration Date (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)
Underwritten Revenues ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
Underwritten Occupancy (%)	Underwriting Summary
Underwritten Stabilized Revenues ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Occupancy (%) (see Note 13)	Underwriting Summary
Appraisal Stabilized Revenues ($)	Underwriting Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary
Appraisal Stabilized NOI ($)	Underwriting Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary
Appraisal Stabilized NCF ($)	Underwriting Summary
Appraisal Stabilized Occupancy (%)	Underwriting Summary
Third Most Recent As Of Period	Underwriting Summary
Third Most Recent Revenues	Underwriting Summary
Third Most Recent Expenses	Underwriting Summary
Third Most Recent NOI	Underwriting Summary
Third Most Recent NCF	Underwriting Summary
Second Most Recent As Of Period	Underwriting Summary
Second Most Recent Revenues	Underwriting Summary
Second Most Recent Expenses	Underwriting Summary
Second Most Recent NOI	Underwriting Summary
Second Most Recent NCF	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 27

Underwriting Information: (continued)

Characteristic	Source Document(s)
Most Recent As Of Period (see Note 1)	Underwriting Summary
Most Recent Revenues (see Note 1)	Underwriting Summary
Most Recent Expenses (see Note 1)	Underwriting Summary
Most Recent NOI (see Note 1)	Underwriting Summary
Most Recent NCF (see Note 1)	Underwriting Summary

Hotel Operating Information: (see Note 14)

Characteristic	Source Document(s)

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR (see Note 13)	Underwriting Summary
Underwritten Stabilized RevPAR (see Note 13)	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 27

Reserve and Escrow Information:

Characteristic	Source Document(s)
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Tax Escrow (Cut-off Date) ($) (see Notes 1 and 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Tax Escrow (Monthly) ($) (see Note 1)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Tax Escrow Description (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Cut-off Date) ($) (see Notes 1 and 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Monthly) ($) (see Note 1)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Insurance Escrow Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Upfront) ($) (see Note 1)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Cut-off Date) ($) (see Notes 1 and 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Replacement Reserve Description	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 6 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
TI/LC Reserve (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing TI/LC Reserve Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Environmental Reserve (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Engineering/Deferred Maintenance (Cut-off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve (Cut-off Date) ($) (see Notes 1 and 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Debt Service Reserve Description (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves (Cut-Off Date) ($) (see Note 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 7 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Other Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Upfront) ($) (see Note 1)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Cut-Off Date) ($) (see Notes 1 and 15)	Escrow Balance Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Monthly) ($) (see Note 1)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Description (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Cap ($) (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Sponsor	Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Initial Funded Amount ($) (see Note 22)

For all Mortgage Loans:

•        Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

•        Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Pari Passu Funded Amount (see Note 16)

For all Mortgage Loans:

•        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Participation Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Collateral Interest Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•        BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Junior Participation Cut-off Date Balance (see Note 16)	BSP Loan Balance Schedule
Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (see Note 16)	BSP Loan Balance Schedule
Subordinate Debt Cut-off Date Balance ($) (see Notes 16 and 21)	BSP Loan Balance Schedule
Future Funding Advance Conditions (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Note Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Payment Date (see Notes 1 and 17)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Loan (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Initial Maturity Date or Anticipated Repayment Date (see Notes 1 and 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Extension Options (Y/N) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Extension Options Description (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Period (months) (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Fee (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Floor (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Floor (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Floor (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Cap (see Notes 1 and 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Cap (see Notes 1 and 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Cap (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Period Requirements (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Period Requirements (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Period Requirements (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Basis	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Period Start	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 10 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period End	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Initial Term (see Notes 23 and 25)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions Description (see Note 23)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Rate Type	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Margin (see Notes 1 and 30)	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Mortgage Loan Margin Change (Y/N) (see Note 30)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Margin Change Description (see Note 30)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Index Floor (see Notes 26 and 30)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Index Cap (see Notes 1 and 30)	Interest Rate Cap Agreement
Mortgage Loan Index Cap Provider (see Notes 1 and 30)	Interest Rate Cap Agreement
Mortgage Loan Index Cap Termination Date (see Notes 1 and 30)	Interest Rate Cap Agreement
Index Rounding Factor (see Notes 26 and 30)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Lookback Period (see Notes 26 and 30)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Default (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Late (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Initial Prepayment Provision (see Notes 1 and 18)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Minimum Interest Period (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse (see Note 32)	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 11 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Recourse Provisions	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Lockbox Type (see Note 19)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Trigger Event (see Note 1)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Type (see Note 20)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Junior Participation Cut-off Date Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Collateral Interest Margin (see Notes 1 and 30)	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Security Instrument
Subordinate Debt (Y/N) (see Note 21)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Subordinate Debt Type (see Note 21)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Subordinate Debt Amortization Type (see Note 21)	Secondary Financing Documents
Subordinate Debt Rate Type (see Note 21)	Secondary Financing Documents
Subordinate Debt Margin (see Notes 21 and 31)	Secondary Financing Documents
Subordinate Debt Index (see Note 21 and 31)	Secondary Financing Documents
Subordinate Debt Index Rounding (see Notes 21 and 31)	Secondary Financing Documents
Subordinate Debt Accrual (see Note 21)	Secondary Financing Documents
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 12 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($) (see Note 1)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease or Ground Lease Estoppel
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

The Oliver	NAP	First Payment Date	4/9/2022
		Initial Maturity Date or Anticipated Repayment Date	3/9/2025
		Engineering Report Date	NAP
		Seismic Report Date	NAP
		Seismic PML %	NAP
		Seismic Insurance Obtained if PML >= 20% (Y/N)	N
		Springing Tax Escrow Description	1/12th of the amount that would be sufficient to pay taxes during the next ensuing twelve months
		Mortgage Loan Margin	8.000%
		Collateral Interest Margin	8.000%

Hotel Shocard	NAP	Annual Ground Lease Payment ($)	263,209.88

The Point at Caldwell Station	NAP	Engineering Report Date Seismic Report Date	NAP NAP
		Seismic PML %	NAP
		Seismic Insurance Obtained if PML >= 20% (Y/N)	N

Solace at Ballpark Village	NAP	Engineering Report Date Seismic Report Date	NAP NAP
		Seismic PML %	NAP
		Seismic Insurance Obtained if PML >= 20% (Y/N)	N

Castilian Creative Campus	NAP	Borrower	Castilian 70, LLC; Castilian 90, LLC

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

1.	(continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Varsity Georgetown- 1000 29th Street Northwest	NAP	Tax Escrow (Cut-off Date) ($)	380,219.57
		Tax Escrow (Monthly) ($)	57,439.95
		Insurance Escrow (Cut-off Date) ($)	138,686.08
		Insurance Escrow (Monthly) ($)	11,911.62
		Replacement Reserve (Upfront) ($)	1,666.57
		Replacement Reserve (Cut-off Date) ($)	3,333.57

Varsity Georgetown- 1111 30th Street Northwest	NAP	Tax Escrow (Cut-off Date) ($)	18,368.09
		Tax Escrow (Monthly) ($)	2,774.88
		Insurance Escrow (Cut-off Date) ($)	6,699.81
		Insurance Escrow (Monthly) ($)	575.44
		Replacement Reserve (Upfront) ($)	2,854.26
		Replacement Reserve (Cut-off Date) ($)	5,709.26

Alexan Waterloo	NAP	Cash Management Trigger Event	(i) the origination date, (ii) EoD, (iii) DSCR being less than 1.15x, (iv) DY being less than 7.0%. Loan is in cash sweep period as of the Cut-off Date

Atlantica at Town Center	NAP	Cash Management Trigger Event	(i) the origination date, (ii) EoD, (iii) DY being less than 6.75%, (iv) DSCR being less than 1.15x. Loan is in cash sweep period as of the Cut-off Date

Grand Cypress & Palacio Apartments	NAP	Mortgage Loan Margin	4.350%
		Collateral Interest Margin	4.350%
	Grand Cypress	Engineering Report Date Seismic Report Date	NAP NAP
		Seismic PML %	NAP
		Seismic Insurance Obtained if PML >= 20% (Y/N)	N
	Palacio Apartments	Engineering Report Date	NAP
		Seismic Report Date	NAP
		Seismic PML %	NAP
		Seismic Insurance Obtained if PML >= 20% (Y/N)	N

Ashburn Portfolio	NAP	Mortgage Loan Index Cap	5.500%
		Mortgage Loan Index Cap Provider	SMBC Capital Markets, Inc.
		Mortgage Loan Index Cap Termination Date	11/15/2023
		First Extension Cap	1.5000%
		Second Extension Cap	1.5000%

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Ashburn Portfolio (continued)	NAP	Future Funding Advance Conditions	(i) No EoD, (ii) each future advance is at least $100,000 and no more than one future advance shall be made in any 30 day period, (iii) Draw fee in the amount of $2,000, (iv) the maximum aggregated amount of all PIP Future Advances shall not exceed $5,026,000, (v) the maximum amount of the Interest Reserve Future Advance shall not exceed $375,000, (vi) provided no EoD, on the first instance of the balance in the Interest Reserve Account becoming less than $100,000, Lender shall make a mandatory future funding advance of $375,000, of which, these funds shall be deposited into the Interest Reserve Account. Provided no EoD and DSCR is greater than 1.20x, lender shall not be required to make such interest reserve future advance.
		Debt Service Reserve (Cut-off Date) ($)	NAP
		Springing Debt Service Reserve Description	Interest Reserves: If at any time the funds in the Interest Reserve shall fall below $250,000 (after the future funded component of the Interest Reserve is funded), Borrower shall be required to make an additional lump sum deposit of $250,000 into the interest reserve account. Borrower's Additional Interest Reserve Deposit obligation shall be limited to a total of $500,000. Provided no EoD and DSCR is greater than 1.20x, the borrower is not obligated to make an additional lump sum payment
		Other Reserves 2 (Upfront)($)	467,447
		Other Reserves 2 (Cut-Off Date) ($)	467,447
		Other Reserves 2 (Monthly)($)	NAP
		Other Reserves 2 Cap ($)	NAP
		Other Reserves 2 Description	Second Amendment Collateral Reserve: On November 9, 2023, the reserve shall be retained and applied by lender toward the payment of the debt

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

AKA Foggy Bottom Hotel	NAP	Most Recent As Of Period	NAP
		Most Recent Revenues	NAP
		Most Recent Expenses	NAP
		Most Recent NOI	NAP
		Most Recent NCF	NAP
		Mortgage Loan Margin	5.000%
		Collateral Interest Margin	5.000%

International Circle Portfolio	NAP	Initial Prepayment Provision	LO(5), MI(12), O(19), MI(17), O(7)
		Upfront Minimum Interest Period	Originally Minimum Interest for 18 months, 18 Months Minimum Interest effective May 22, 2022

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

2.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Occupancy (%)” characteristic if the “Property Type” characteristic, as shown on the Preliminary Data File, is “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin” or “down” in the applicable Source Document(s) as vacant.

5.	For the purpose of comparing the “Occupancy Date” characteristic if the “Single-Tenant (Y/N)” characteristic, as shown on the Preliminary Data File, is “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, occurring in September 2023.

6.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any Mortgaged Property that contained a phase II environmental report Source Document in the related loan file.

7.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

8.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the indicated characteristic(s) for any Mortgaged Property that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

11.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Use the last day of the applicable month if the date, as shown in the applicable Source Document(s), only indicated the month and year of expiration and
b.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

13.	For the purpose of comparing the:
a.	Underwritten Stabilized Revenues ($),
b.	Underwritten Stabilized Expenses ($),
c.	Underwritten Stabilized NOI ($),
d.	Underwritten Stabilized Reserves ($),
e.	Underwritten Stabilized NCF ($),
f.	Underwritten Stabilized Occupancy (%),
g.	Underwritten Stabilized ADR, if applicable, and
h.	Underwritten Stabilized RevPAR, if applicable,

characteristics if the applicable Source Document(s) did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:

i.	Underwritten Revenues ($),
ii.	Underwritten Expenses ($),
iii.	Underwritten NOI ($),
iv.	Underwritten Reserves ($),
v.	Underwritten NCF ($),
vi.	Underwritten Occupancy (%),
vii.	Underwritten ADR, if applicable, and
viii.	Underwritten RevPAR, if applicable,

characteristics, respectively, as shown on the Preliminary Data File.

14.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics for any Mortgaged Property with:
a.	The “Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”), as shown on the Preliminary Data File, and
b.	A franchise agreement Source Document in the related loan file.

For any Mortgaged Property that does not meet the criteria described in a. and b. above, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics.

Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgaged Property that is a Hospitality Property. For the purpose of comparing all “Hotel Operating Information” characteristics for any Mortgaged Property that is not a Hospitality Property, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

15.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Environmental Reserve (Cut-off Date) ($),
f.	Upfront Engineering/Deferred Maintenance (Cut-off Date) ($),
g.	Debt Service Reserve (Cut-off Date) ($),
h.	Other Reserves (Cut-Off Date) ($) and
i.	Other Reserves 2 (Cut-Off Date) ($)

characteristics, as applicable, for any Mortgage Loan with a “Note Date” on or after 28 July 2023, as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding initial escrow deposit amount, as shown in the related Source Document(s).

16.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, provided us with a Microsoft Excel file labeled “BSPRT 2023-FL10 Balances as of 9.1.23.xlsx” on 5 September 2023 (the “BSP Loan Balance Schedule”) which Benefit Street, on behalf of the Issuer, indicated contains information as of 1 September 2023, which is expected to be the same as of the Reference Date, corresponding to each Mortgage Loan.

17.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment due date, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

18.	For certain Mortgage Loans, the applicable Source Document(s) indicate that payment of:
a.	An exit fee (the “Exit Fee”),
b.	A deferred commitment fee (the “Deferred Commitment Fee”) and/or
c.	An additional interest fee (the “Additional Interest Fee”)

may be required in connection with the repayment of the Mortgage Loan. For the purpose of comparing the “Initial Prepayment Provision” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

For the purpose of comparing the “Initial Prepayment Provision” characteristic, Benefit Street, on behalf of the Issuer, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For the purpose of comparing the “Initial Prepayment Provision” characteristic, Benefit Street, on behalf of the Issuer, instructed us to ignore any prepayment premiums, Minimum Interest Payments (as defined herein) or other conditions related to partial release events, mandatory prepayments in connection with any trigger events, prepayments made in connection with the release of funds from any reserve account(s), prepayments in connection with the conversion of the index for any Mortgage Loan, potential for minimum interest period extension or any minimum interest waiver conditions, as described in the applicable Source Document(s).

For certain Mortgage Loans, the applicable Source Document(s) indicate that a minimum interest payment (each, a “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan. For the purpose of comparing the “Initial Prepayment Provision” characteristic, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Consider the minimum interest period (which is displayed as “MI” within the “Initial Prepayment Provision” characteristic) as the number of monthly debt service payment due dates on which any Minimum Interest Payment due would be greater than “$0,”
b.	Assume that the related Mortgage Loan is fully funded and
c.	Use the “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, for the calculation of the total minimum interest amount upon which such Minimum Interest Payment is determined.

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

18. (continued)

For certain Mortgage Loans, the related loan agreement Source Document may define the Minimum Interest Payment as a specific dollar amount (each such Mortgage Loan, a “MI Dollar Amount Mortgage Loan”). For any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use information on the Preliminary Data File and in the related loan agreement Source Document to determine the payment due date upon which the related Minimum Interest Payment would be satisfied (the “MI Date”), based on aggregating the monthly debt service payments due for the related Mortgage Loan Commitment and to use the “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, for the calculation of the total minimum interest amount upon which such “Minimum Interest Payment” is determined.

For the purpose of comparing the “Initial Prepayment Provision” characteristic for any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period (which is displayed as “MI” within the “Initial Prepayment Provision” characteristic) as the number of monthly debt service payment due dates on which any Minimum Interest Payment due would be greater than “$0” from and including the “First Payment Date” through but not including the MI Date.

For the Mortgage Loan identified on the Preliminary Data File as “The Oliver” (“The Oliver Mortgage Loan”), the loan agreement Source Document contains the following:

“Open Period Start Date "shall mean the first Monthly Payment Date occurring 6 months after the Funding Date."

“Borrower shall be obligated to pay to Lender minimum interest in an amount equal to interest at the Interest Rate in effect as of the date of full or partial repayment of the Debt (whether by virtue of a voluntary prepayment hereunder, acceleration, or otherwise) calculated on the Maximum Loan Amount of the Note for a period of six (6) months following the Completion Date”

For the purpose of comparing the “Initial Prepayment Provision” characteristic for The Oliver Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume the “Funding Date” is 17 February 2022 and the “Completion Date” is 30 September 2023.”

For the purpose of comparing the “Initial Prepayment Provision” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Hotel Shocard” (the “Hotel Shocard Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to assume the Minimum Interest Payment is calculated based on the minimum interest requirement of “$415,942” from and including the monthly debt service payment due on the effective date of 9 July 2023, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

19.	For the purpose of comparing the “Lockbox Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager or
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

20.	For the purpose of comparing the “Cash Management Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	In-Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis or
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

21.	For the purpose of comparing the indicated characteristics for any Mortgage Loan which has additional debt, either:
a.	The loan agreement, promissory note, loan modification agreement or security instrument Source Documents describe the existence of mezzanine additional debt or
b.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine promissory notes or mezzanine loan agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, promissory note, loan modification agreement and/or security instrument Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

For the Mortgage Loan identified on the Preliminary Data File as “Varsity Georgetown-1000 29th Street Northwest” (the “Varsity Georgetown- 1000 29th Street Northwest Mortgage Loan”), and “Varsity Georgetown- 1111 30th Street Northwest (the “Varsity Georgetown- 1111 30th Street Northwest Mortgage Loan”), the related Source Document(s) describe a Mezzanine Loan in the amount of $11,700,000. For the purpose of comparing the indicated characteristics for the Varsity Georgetown- 1000 29th Street Northwest Mortgage Loan and Varsity Georgetown- 1111 30th Street Northwest Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “$11,700,000” for each Mortgage Loan for the indicated characteristics. For the purpose of comparing any Total Debt balances and calculations herein for the related Crossed Loan Group (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use the sum of the related mortgage loan balances for the Crossed Loan Group and $11,700,000.

For the purpose of comparing the “Subordinate Debt Rate Type” for the Mortgage Loan identified on the Preliminary Data File as “Grand Cypress & Palacio Apartments” (the “Grand Cypress & Palacio Apartments Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use “Fixed.”

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

22.	For the Mortgage Loan identified on the Preliminary Data File as “Castilian Creative Campus” (the “Castilian Creative Campus Mortgage Loan”), Benefit Street, on behalf of the Issuer, indicated that a principal prepayment and property release occurred after the related origination date of the Castilian Creative Campus Mortgage Loan. For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “$19,200,000.”

23.	For the:
a.	Mortgage Loan identified on the Preliminary Data File as “International Circle Portfolio” (the “International Circle Portfolio Mortgage Loan”),
b.	Castilian Creative Campus Mortgage Loan and
c.	Mortgage Loan identified on the Preliminary Data File as “Lakeland Office Building” (the “Lakeland Office Building Mortgage Loan”)

(each, a “Floating Rate IO-Amortizing Mortgage Loan”), Benefit Street, on behalf of the Issuer provided us with amortization schedules in Microsoft Excel (each, an “Amortization Schedule”) which include information relating to the monthly debt service and any principal prepayments that occurred prior to the Reference Date, as applicable. The related Amortization Schedule for any Floating Rate IO-Amortizing Mortgage Loan includes an interest-only period followed by a period during which interest and a fixed principal payment amount, as shown in the related Source Document(s) (each, a “Fixed Principal Payment Amount”) are due. For the purpose of comparing the “Amortization Type During Initial Term” characteristic for any Floating Rate IO-Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use:

i.	“Interest Only, then Amortizing on a fixed payment schedule of $33,400” for the International Circle Portfolio Mortgage Loan,
ii.	“Interest Only, then Amortizing on a fixed payment schedule of $28,724.33” for the Castilian Creative Campus Mortgage Loan and
iii.	“Interest Only, then Amortizing on a fixed payment schedule of $7,200” for the Lakeland Office Building Mortgage Loan.

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

23. (continued)

For the Mortgage Loans identified on the Preliminary Data File as:

a.	Insulet Headquarters (the “Insulet Headquarters Mortgage Loan”) and
b.	Country Court Village MHP (the “Country Court Village MHP Mortgage Loan”),

(each, a “Fixed Rate Amortizing Mortgage Loan”), Benefit Street, on behalf of the Issuer provided us with Amortization Schedules which include information relating to the monthly debt service and any principal prepayments that occurred prior to the Reference Date, as applicable. The related Amortization Schedule for any Fixed Rate Amortizing Mortgage Loan includes a period during which a fixed principal and interest amount, as shown in the related Source Document(s) is due. For the purpose of comparing the “Amortization Type During Initial Term” characteristic for each Fixed Rate Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use:

i.	“Amortizing on a 20-year schedule” for the Insulet Headquarters Mortgage Loan and
ii.	“Amortizing on a 25-year schedule” for the Country Court Village MHP Mortgage Loan.

In addition to the Amortization Schedules, Benefit Street, on the behalf of the Issuer, also provided amortization schedules reflecting the “Mortgage Loan Rate Cap,” as shown on the Preliminary Data File (each, a “Capped Amortization Schedule”), if applicable.

For the purpose of comparing the “Amortization Type During Initial Term” and “Initial Maturity Date or Anticipated Repayment Date” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use values relating to the current term of the Mortgage Loan, inclusive of any extension option(s) that have been exercised on or prior to the date hereof (each, an “Exercised Extension Term”), based on information as shown on the Preliminary Data File and in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

23. (continued)

For the purpose of comparing the:

a.	Extension Options (Y/N),
b.	Extension Options Description,
c.	First Extension Period (months),
d.	Second Extension Period (months),
e.	Third Extension Period (months),
f.	First Extension Fee,
g.	Second Extension Fee,
h.	Third Extension Fee,
i.	First Extension Floor,
j.	Second Extension Floor,
k.	Third Extension Floor,
l.	First Extension Cap,
m.	Second Extension Cap,
n.	Third Extension Cap,
o.	First Extension Period Requirements,
p.	Second Extension Period Requirements,
q.	Third Extension Period Requirements,
r.	Amortization Type During Extensions and
s.	Amortization Type During Extensions Description

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use values relating to any extension option(s) that have not been exercised as of the date hereof and
ii.	Not include information relating to any Exercised Extension Term(s),

as shown on the Preliminary Data File and in the applicable Source Document(s).

24.	For the purpose of comparing the “Stabilized Appraised Value ($)” characteristic for the International Circle Portfolio Mortgage Loan, which is a Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of:
a.	The “Stabilized Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “307, 309 & 311 International Circle” and
b.	The “As-Is Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “200 International Circle,”

as shown on the Preliminary Data File.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

24. (continued)

For the purpose of comparing the “Stabilized Appraised Value ($)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “The Banks at Bridgewater & Stepping Stone at Bridgewater,” which is a Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of:

a.	The “Stabilized Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “The Banks at Bridgewater” and
b.	The “As-Is Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “Stepping Stone at Bridgewater,”

as shown on the Preliminary Data File.

25.	For the purpose of comparing the “Amortization Type During Initial Term” characteristic, for the Hotel Shocard Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “Interest Only”.

26.	For the purpose of comparing the indicated characteristics for any Mortgage Loan that converted to a SOFR-based index, as shown in the applicable Source Documents, Benefit Street, on behalf of the Issuer, instructed us to use the information corresponding to the original index, as shown in the applicable Source Document(s), for the “Index Rounding Factor,” “Lookback Period” and “Mortgage Loan Index Floor” characteristics if the applicable Source Document(s) do not specify these characteristics for the SOFR-based index.

27.	For the purpose of comparing the “Year Built” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the earliest year built, as shown in the applicable Source Document(s).

28.	For the purpose of comparing the “Year Renovated” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the latest year renovated, as shown in the applicable Source Document(s).

29.	For the purpose of comparing the “As-Is Appraised Value ($)” and “As-Is Appraisal Valuation Date ($)”characteristics for the Underlying Properties identified as “Grand Cypress” and “Palacio Apartments” on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the “Prospective As Complete” valuation and related valuation date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

30.	For the purpose of comparing the indicated characteristics for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

31.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with a “Subordinate Debt Rate Type” of “Fixed,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

32.	For the purpose of comparing the “Recourse” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the applicable Source Document(s) indicate the Mortgage Loan is recourse, “N” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a Completion Guaranty Agreement is not in place and “Partial” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a Completion Guaranty Agreement is in place.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the Notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Collateral Interest Number
Unclosed/Closed
Collateral Interest Status
Collateral Interest / Property Flag
Collateral Interest/Mortgaged Property Name
# of Properties
Collateral Interest Type
Index
Subordinate Debt Floor
Subordinate Debt Cap
Future Debt Permitted (Y/N)
Future Permitted Debt Type
Loan Purpose
Cross Collateralized and Cross Defaulted Loan Flag
Control
Pari Passu Balance in Other Securitization
Note
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.